8. NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
8. NOTES PAYABLE

Notes Payable in Default

At March 31, 2017 and December 31, 2016, the Company maintained notes payable and accrued interest to both related and non-related parties totaling $651,000. These notes are short term, straight-line amortizing notes. The notes carry annual interest rates between 5% and 10% and have default rates as high a 16.5%.

Short Term Notes Payable

At March 31, 2017 and December 31, 2016, the Company maintained short term notes payable and accrued interest to both related and non-related parties totaling $564,000 and $127,000, respectively. These notes are short term, straight-line amortizing notes. The notes carry annual interest rates between 5% and 10%.

In June 2016, the Company entered into a premium finance agreement to finance its insurance policies totaling $193,862. The note requires monthly payments of $17,622, including interest at 4.87% and matures in April 2017. The balance due on this note totaled $35,000 at March 31, 2017.

Notes Payable in Default

At December 31, 2016 and 2015, the Company maintained notes payable and accrued interest to both related and non-related parties totaling $1,539,000 and $133,000, respectively. These notes are short term, straight-line amortizing notes. The notes carry annual interest rates between 5% and 10% and have default rates as high a 16.5%.

Short Term Notes Payable

At December 31, 2016 and 2015, the Company maintained short term notes payable and accrued interest to both related and non-related parties totaling $127,000 and $634,000, respectively. These notes are short term, straight-line amortizing notes. The notes carry annual interest rates between 5% and 10%.

In June 2016, the Company entered into a premium finance agreement to finance its insurance policies totaling $193,862. The note requires monthly payments of $17,622, including interest at 4.87% and matures in April 2017. The balance due on this note totaled $70,000 at December 31, 2016.

In June 2015, the Company entered into a similar short-term note payable for the financing of its insurance policies. This note required monthly payments of $17,614, including interest at 5.2% and matured in April 2016. The balance due on this note totaled $70,000 at December 31, 2015.